SHAREHOLDERS' EQUITY - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended
	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Share capital	R$ 9,235,546		R$ 9,235,546
Quantity of ordinary shares	1,324,117,615		1,361,263,584
Percentage of ordinary shares	100.00%		100.00%
Maximum number of shares authorized to be issued	780,119,712
SUZB3 common shares quoted (per share)	R$ 44.22		R$ 48.24
Controlling Shareholders
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	623,929,479		622,934,179
Percentage of ordinary shares	47.12%		45.76%
Suzano Holding S.A.
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	367,612,329		367,612,329
Percentage of ordinary shares	27.76%		27.01%
Controller
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	196,064,797		195,064,797
Percentage of ordinary shares	14.81%		14.33%
Managements and related persons
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	34,097,609		34,102,309
Percentage of ordinary shares	2.57%		2.51%
Alden Fundo de Investimento em Acoes
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	26,154,744		26,154,744
Percentage of ordinary shares	1.98%		1.91%
Other shareholders
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	667,721,236		686,417,836
Percentage of ordinary shares	50.43%		50.43%
Share Capital
SHAREHOLDERS' EQUITY
Share capital	R$ 9,269,281	R$ 9,269,281
Quantity of ordinary shares		1,324,117,615
Share issuance costs
SHAREHOLDERS' EQUITY
Share issue related cost	R$ 33,735
Treasury shares.
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	32,466,900		51,911,569
Percentage of ordinary shares	2.45%		3.81%